Deferred tax balances - Schedule of deferred income tax assets and liabilities during the year (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	€ 729	€ 707	€ 542
(Charged)/credited to the income statement	(48)	9	167
Transfers		11
Exchange difference	(10)	2	(2)
Additions through business combinations (Note 4)	347
Ending Balance	1,018	729	707
Beginning Balance	240	241	477
(Charged)/credited to the income statement	53	(6)	(226)
Exchange difference	(27)	5	(10)
Additions through business combinations (Note 4)	563
Ending Balance	829	240	241
Intangiable assets [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	134	110	335
(Charged)/credited to the income statement	(42)	17	(217)
Exchange difference	(14)	7	(8)
Ending Balance	78	134	110
Tangible assets [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	59	83	99
(Charged)/credited to the income statement	105	(22)	(14)
Exchange difference	(3)	(2)	(2)
Additions through business combinations (Note 4)	10
Ending Balance	171	59	83
Deferred revenue [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
(Charged)/credited to the income statement	(6)
Exchange difference	(3)
Additions through business combinations (Note 4)	209
Ending Balance	200
Partnership basis [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
(Charged)/credited to the income statement	(2)
Exchange difference	(5)
Additions through business combinations (Note 4)	344
Ending Balance	337
Other [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	47	48	43
(Charged)/credited to the income statement	(2)	(1)	5
Exchange difference	(2)
Ending Balance	43	47	48
Losses and interest carried forward [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	654	658	296
(Charged)/credited to the income statement	(13)	(4)	363
Exchange difference	(3)		(1)
Additions through business combinations (Note 4)	121
Ending Balance	759	654	658
Tax credits [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	20	6	206
(Charged)/credited to the income statement	(4)	14	(200)
Exchange difference	(1)
Additions through business combinations (Note 4)	2
Ending Balance	17	20	6
Tangible assets [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	5	5
(Charged)/credited to the income statement	52		5
Exchange difference	(1)
Additions through business combinations (Note 4)	76
Ending Balance	132	5	5
Intangible assets [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	12	16	20
(Charged)/credited to the income statement	(34)	(4)	(4)
Additions through business combinations (Note 4)	46
Ending Balance	24	12	16
Trade and other receivables [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	20	17	15
(Charged)/credited to the income statement	(7)	2	3
Exchange difference	(2)	1	(1)
Additions through business combinations (Note 4)	4
Ending Balance	15	20	17
Leases [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
(Charged)/credited to the income statement	3
Additions through business combinations (Note 4)	14
Ending Balance	17
Other [Member]
Disclosure Of Movement In Deferred Income Tax Assets And Liabilities During The Year [Line Items]
Beginning Balance	18	5	5
(Charged)/credited to the income statement	(45)	1
Transfers		11
Exchange difference	(3)	1
Additions through business combinations (Note 4)	84
Ending Balance	€ 54	€ 18	€ 5